Other revenues Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Revenues related party	$ 0	$ 5.8	$ 19.1
Other revenues	$ 0	$ 5.8	$ 19.1